Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials and parts	$ 1,341	$ 808
Finished goods	1,729	685
Total	$ 3,070	$ 1,493